COMMITMENTS AND CONTINGENCIES (Details Narrative) - Employment Agreement [Member] - USD ($)	1 Months Ended
	Feb. 28, 2024	Feb. 28, 2023	May 31, 2021
Chief Executive Officer [Member]
Annual salary	$ 250,000		$ 250,000
Vice President [Member]
Annual salary	$ 97,000	$ 85,000